Expense Example {- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-05 - Communication Services Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Communication Services Fund Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Communication Services Fund Class M
Expense Example:
1 year	480
3 years	754
5 years	1,048
10 years	1,885
Fidelity Advisor Communication Services Fund Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	2,116
Fidelity Advisor Communication Services Fund Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Communication Services Fund Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798